RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of amount due from related parties

		As of December 31,
Name	Relationship with the Group	2024	2025
		US$	US$
Amounts due from related parties:
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”) (1)	Long-term available-for-sale investee	917,288	955,628
Individual directors and executive officers (2)	Directors or officers of the Group	15,803,383	18,122,132
Subtotal		16,720,671	19,077,760
(1)
The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate its daily operational cash flow needs and prepaid IT service fee as of December 31, 2024 and 2025.
(2)
The Group provided brokerage services and financing to its individual directors and executive officers and their spouses during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2024 and 2025, respectively.

		As of December 31,
Name	Relationship with the Group	2024	2025
		US$	US$
Amount due to related parties:
Individual directors and executive officers (3)	Directors or officers of the Group	874,331	69,935,059
Total		874,331	69,935,059

(3)
The amounts represent the cash account balance of directors and executive officers.

Transactions with related parties:

		For the years ended December 31,
Name	Relationship with the Group	2023	2024	2025
		US$	US$	US$
Alphalion Group (4)	Long-term available-for-sale investee	(150,360)	(116,150)	(100,000)
Individual directors and executive officers (5)	Directors or officers of the Group	1,501,351	1,402,815	(1,441,549)

(4)
The amounts represent the purchase of IT services from Alphalion Group for the years ended December 31, 2023, 2024 and 2025, respectively.
(5)
The amounts represent the commissions, interest income and interest expense from providing brokerage services and financing to the individual directors and executive officers during its ordinary courses of business for the years ended December 31, 2023, 2024 and 2025, respectively.